INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets and goodwill [abstract]
Schedule of intangible assets

	Goodwill	Fund administration contracts	Fund management contracts finite-life	Fund management contracts indefinite-life	Other intangibles	Total
	$	$	$	$	$	$
Cost
Balance, December 31, 2019	1,531,273	49,500	50,157	1,779,957	64,177	3,475,064
Acquired	529,320	392,904	—	1,753	1,006	924,983
Additions	—	—	—	—	17,132	17,132
Translation	(6,921)	(10,439)	(112)	(2,809)	(29)	(20,310)
Balance, December 31, 2020	2,053,672	431,965	50,045	1,778,901	82,286	4,396,869
Acquired	1,200,985	713,490	5,041	27,807	1,890	1,949,213
Additions	—	—	—	—	12,420	12,420
Retired	—	—	—	—	(555)	(555)
Translation	1,284	3,526	(189)	(4,041)	(14)	566
Balance, December 31, 2021	3,255,941	1,148,981	54,897	1,802,667	96,027	6,358,513

Accumulated amortization
Balance, December 31, 2019	—	25,721	31,396	—	29,465	86,582
Acquired	—	—	—		166	166
Amortization	—	9,325	2,037	—	7,955	19,317
Translation	—	(210)	20	—	(4)	(194)
Balance, December 31, 2020	—	34,836	33,453	—	37,582	105,871
Acquired	—	—	—	—	1,519	1,519
Amortization	—	53,541	2,307	—	10,289	66,137
Retired	—	—	—	—	(538)	(538)
Translation	—	384	(83)	—	(14)	287
Balance, December 31, 2021	—	88,761	35,677	—	48,838	173,276

Carrying amounts
At December 31, 2019	1,531,273	23,779	18,761	1,779,957	34,712	3,388,482
At December 31, 2020	2,053,672	397,129	16,592	1,778,901	44,704	4,290,998
At December 31, 2021	3,255,941	1,060,220	19,220	1,802,667	47,189	6,185,237
Remaining term	N/A	6.9 – 12.0 yrs	5.3 – 11.9 yrs	N/A	0.1 – 7.8 yrs